Consolidated Statements of Profit or Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement
Total revenue	¥ 684,587	¥ 361,134	¥ 401,844
Total cost of revenue	(477,765)	(250,419)	(218,368)
Gross profit	206,822	110,715	183,476
Other net income	4,912	16,491	15,750
Research and development expenses (including research and development expenses from a related party of RMB60,789, RMB68,922 and RMB63,605 for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,372,191)	(1,091,357)	(1,058,395)
Administrative expenses	(596,060)	(1,138,802)	(625,369)
Selling expenses	(73,628)	(53,566)	(41,447)
Impairment loss on receivables and contract assets (including provision of impairment loss of RMB1,292 and RMB160 for the years ended December 31, 2023 and 2024, respectively, and reversal of impairment loss of RMB335 on receivables from related parties for the year ended December 31, 2025)	(16,625)	(28,664)	(40,217)
Operating loss	(1,846,770)	(2,185,183)	(1,566,202)
Net foreign exchange gain/(loss)	(9,031)	27,880	7,052
Interest income	172,307	176,902	132,042
Fair value changes of financial assets at fair value through profit or loss ("FVTPL")	41,822	(61,834)	42,960
Other finance costs	(9,128)	(3,451)	(3,490)
Fair value changes of financial liabilities measured at FVTPL			(4,549)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		(465,254)	(554,048)
Loss before taxation	(1,650,800)	(2,510,940)	(1,946,235)
Income tax	(4,100)	(5,868)	(2,866)
Loss for the year	(1,654,900)	(2,516,808)	(1,949,101)
Loss attributable to shareholders of the Company	¥ (1,654,900)	¥ (2,516,808)	¥ (1,949,101)
Loss per ordinary share
Basic loss per Class A and Class B ordinary share (in RMB)	¥ (1.79)	¥ (8.54)	¥ (16.86)
Diluted loss per Class A and Class B ordinary share (in RMB)	¥ (1.79)	¥ (8.54)	¥ (16.86)
Product revenue
Statement
Total revenue	¥ 359,843	¥ 87,710	¥ 54,190
Total cost of revenue	(253,530)	(71,716)	(34,138)
Service revenue
Statement
Total revenue	324,744	273,424	347,654
Total cost of revenue	¥ (224,235)	¥ (178,703)	¥ (184,230)